Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable
Note 7 – Notes Payable
Apollo Vehicle Financing Facility
In April 2021, the Company’s wholly owned consolidated special purpose vehicle entity (the “SPV”) entered into a credit agreement (the “Apollo Credit Agreement”) with Apollo Investment Corporation, as a lender, and MidCap Financial Trust, as a lender and administrative agent, to allow the SPV to borrow up to $40.0 million (the “Vehicle Financing Facility”) with no right to re-borrow
any portion of the Vehicle Financing

Facility that is repaid or prepaid. The Vehicle Financing Facility includes a repayment mechanism tied directly to revenue generation by vehicles on lease by the SPV to Bird Rides under an intercompany leasing arrangement (the “Scooter Lease”). Vehicles and cash in the SPV may be transferred out of the SPV in compliance with the terms, conditions, and covenants of the Apollo Credit Agreement.
In October 2021, the SPV entered into Amendment No. 2 to the Apollo Credit Agreement which, among other things, increased the commitments provided by the lenders from $40.0 million to $150.0 million, with any extension of credit above $40.0 million subject to the consummation of the Business Combination. In November 2021, the transactions contemplated by the Business Combination Agreement were consummated, resulting in access to extensions of credit up to $150.0 million under the Vehicle Financing Facility. In April 2022, the SPV entered into Amendment No. 3 to the Apollo Credit Agreement which, among other things, permits borrowings in respect of scooters located in the United Kingdom, European Union, and Israel up to a
sub-limit
of $50 million (the “EMEA Loans”), in addition to borrowings in respect of scooters located in the United States (the “U.S. Loans”). As amended, the Apollo Credit Agreement continues to allow the SPV to borrow up to the remaining availability under the maximum commitment of $150 million, both through U.S. Loans as well as the EMEA Loans, the proceeds of which may be used for general corporate purposes. As of March 31, 2022, we had $77.0 million of availability under the Vehicle Financing Facility.
The Company drew down $24.2 million during the three months ended March 31, 2022. The outstanding principal balance under the Vehicle Financing Facility as of March 31, 2022 was $68.6 million.
The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles contributed by Bird Rides to the SPV, collections from revenue generated by vehicles subject to the facility, and a reserve account related to such collections (collectively, “Collateral”). As of March 31, 2022, the Company maintained $9.1 million in such reserve account, which is classified as restricted cash and cash equivalents—current in the condensed consolidated balance sheets.
Outstanding Vehicle Financing Facility balances bear interest at the London Inter-bank Offered Rate (“LIBOR”), subject to a 1.0% floor, plus a margin of 7.5% that is accrued and paid by the Company on a monthly basis. The maturity date of the Vehicle Financing Facility is November 30, 2024 (“Final Maturity Date”). On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a preset monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the extent 50% of revenues generated from the underlying Collateral is greater than the sum of the Amortization Amounts due for the preceding quarter. All outstanding Vehicle Financing Facility balances will be due and payable as previously stated, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).
The Apollo Credit Agreement includes certain customary representations, warranties, affirmative and negative financial and non-financial
covenants, events of default, and indemnification provisions. The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which restricts the Company from selling, assigning, or disposing of any Collateral contributed in connection with the Apollo Credit Agreement. The primary affirmative covenant is a requirement to provide monthly reports within 30 days after the end of each fiscal month and audited annual financial statements at a specified time. The Scooter Lease includes two financial covenants, namely, a minimum liquidity requirement and a minimum tangible net worth requirement, in each case calculated as of the last business day of each calendar month.
The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement and the Scooter Lease. In accordance with the terms outlined in the agreements, the Company made contractual principal payments totaling $4.4 million during the three months ended March 31, 2022. Issuance costs related to the Apollo Credit Agreement of $4.9 million were capitalized as a deferred asset and are amortized over the term of the Apollo Credit Agreement.

Interest expense for the Vehicle Financing Facility for the three months ended March 31, 2022 was $1.1 million
.

Note 10 — Notes Payable
Apollo Vehicle Financing Facility
In April 2021, the Company’s wholly owned consolidated special purpose vehicle entity (the “SPV”) entered into a credit agreement (the “Apollo Credit Agreement”) with Apollo Investment Corporation, as a lender, and MidCap Financial Trust, as a lender and administrative agent, to allow the SPV to borrow up to $40.0 million (the “Vehicle Financing Facility”) with no right to re-borrow
any portion of the Vehicle Financing Facility that is repaid or prepaid. The Vehicle Financing Facility includes a repayment mechanism tied directly to revenue generation by vehicles on lease by the SPV to
Bird Rides under an intercompany leasing arrangement (the “Scooter Lease”). Vehicles and cash in the SPV may be transferred out of the SPV in compliance with the terms, conditions, and covenants of the Apollo Credit Agreement.
In October 2021, the SPV entered into Amendment No. 2 to the Apollo Credit Agreement (“Amendment No. 2”) which, among other things, increased the commitments provided by the lenders from $
40.0

million to $150.0 million, with any extension of credit above $
40.0

million subject to the consummation of the Business Combination. In November 2021, the transactions contemplated by the Business Combination Agreement were consummated, resulting in access to extensions of credit up to $
150.0

million under the Vehicle Financing Facility.
The Company drew down $56.7 million during the year ended December 31, 2021. The outstanding principal balance under the Vehicle Financing Facility as of December 31, 2021 was $49.1 million.
The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles contributed by Bird Rides to the SPV, collections from revenue generated by such vehicles, and a reserve account related to such collections (collectively, “Collateral”). As of December 31, 2021, the Company maintained $9.8 million in such reserve account, which is classified as restricted cash and cash equivalents in the consolidated balance sheets.
Under Amendment No. 2, outstanding Vehicle Financing Facility balances bear interest at the London Inter-bank Offered Rate (“LIBOR”) plus a margin of
 8.5% that is accrued and paid by the Company on a monthly basis. The maturity date of the Vehicle Financing Facility is November 30, 2024 (“Final Maturity Date”). On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a pre-set monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the extent 50% of revenues generated from the underlying Collateral is greater than the sum of the Amortization Amounts due for the preceding quarter. All outstanding Vehicle Financing Facility balances will be due and payable as previously stated, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).
The Apollo Credit Agreement includes certain customary representations, warranties, affirmative and negative financial and non-financial
covenants, events of default, and indemnification provisions. The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which restricts the Company from selling, assigning, or disposing of any Collateral contributed in connection with the Apollo Credit Agreement. The primary affirmative covenant is a requirement to provide monthly reports within 30 days after the end of each fiscal month and audited annual financial statements at a specified time. The Scooter Lease includes two financial covenants, namely, a minimum liquidity requirement and a minimum tangible net worth requirement, in each case calculated as of the last business day of each calendar month.
The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement and the Scooter Lease. In accordance with the terms outlined in the agreements, the Company made contractual principal payments totaling $7.9 million during the year ended December 31, 2021. Issuance costs related to the Apollo Credit Agreement of $4.0 million were capitalized as a deferred asset and are amortized over the term of the Apollo Credit Agreement.

Deutsche Bank AG Term Loans and Warrants
In June 2019, the Company entered into a credit agreement with Deutsche Bank AG (“DB”) and Lucid Agency Services Limited, as administrative agent, to allow the Company to draw up to $45.0 million of initial term loans (the “Initial Term Loans”). In addition, pursuant to a July 9, 2019 amendment that added Sequoia IDF Asset Holdings S.A. as an incremental term loan lender, the Company could draw up to $5.0 million of incremental term loans (“Incremental Term Loans” and, collectively with the Initial Term Loans, the “Term Loans”). The Company drew down $45.0 million of Initial Term Loans and $5.0 million of Incremental Term Loans on June 13, 2019 and July 15, 2019, respectively, for a total of $50.0 million in Term Loans. The Term Loans bore interest at LIBOR plus a margin of 9.50%, which was paid by the Company on a monthly
basis.
In conjunction with the Term Loans, the Company issued warrants to DB (the “DB Warrants”) for 0.2 million shares of the Company’s Series
C-1
redeemable convertible preferred stock exercisable upon any change of control, any equity financing, the maturity or repayment in full of all amounts due to the lenders, or any initial public offering. The DB Warrants were liability-classified instruments because they could be sold back to the Company for cash at a value of $20.70 per share. The fair value of the DB Warrants at inception was $5.0 million and was classified in other liabilities. The $5.0 million was treated as a debt discount against the $50.0 million of Term Loans and accreted into interest expense in the consolidated statements of operations. DB notified the Company of its intention to sell the DB Warrants back to the Company, and the Company settled the DB Warrants for $3.0 million in September 2019 and $2.0 million in April 2020.
The Company entered into amendments to the credit agreement, the most recent of which was in October 2020. The Company issued additional warrants (the “2021 DB Warrants”) for shares of the Company’s Series D redeemable convertible preferred stock. The fair value of the 2021 DB Warrants at inception was $0.6 million and was classified in other liabilities. DB notified the Company of its intention to sell the 2021 DB Warrants back to the Company, and the Company settled the 2020 DB Warrants for $0.6 million in June 2021.
In April 2021, the Company repaid the outstanding principal balance under the Term Loans of $31.2 million, including accrued and unpaid interest. The Company recognized a loss of $2.3 million upon extinguishment due to the write-off
of the debt discount. Interest expense on the Term Loans for the year ended December 31, 2021 was $2.2 million
.